Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Schedule of property and equipment

	Useful life	December 31,
	(years)	2020	2021

		(in thousands)
Furniture, fixtures, and equipment	5	$1,187	$1,354
Corporate office leasehold improvements	3	5,151	5,156
Internal-use software	3	6,930	7,947
Computer equipment	3	765	1,265
Residence vehicles	5	235	315
Residence leasehold improvements	3	6,075	8,322
Total Cost		20,343	24,359
Accumulated depreciation and amortization		11,389	15,664
Net property and equipment		$8,954	$8,695